Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 5,784	$ 4,328
Accounts receivable	2,648	2,600
Other financial assets	435	2,022
Inventories	4,443	3,926
Prepaid income taxes	543	781
Recoverable taxes	883	1,172
Others	556	538
Total current assets	15,292	15,367
Non-current assets held for sale		3,587
Total	15,292	18,954
Non-current assets
Judicial deposits	1,716	1,986
Other financial assets	3,144	3,232
Prepaid income taxes	544	530
Recoverable taxes	751	638
Deferred income taxes	6,908	6,638
Others	263	267
Total non-current assets excluding investments, intangible assets and property, plant and equipment	13,326	13,291
Investments in associates and joint ventures	3,225	3,568
Intangibles	7,962	8,493
Property, plant and equipment	48,385	54,878
Total non current assets	72,898	80,230
Total assets	88,190	99,184
Current liabilities
Suppliers and contractors	3,512	4,041
Loans and borrowings	1,003	1,703
Other financial liabilities	1,604	986
Taxes payable	650	697
Provision for income taxes	210	355
Liabilities related to associates and joint ventures	289	326
Provisions	1,363	1,394
Dividends and interest on capital		1,441
Others	480	992
Total current liabilities	9,111	11,935
Liabilities associated with non-current assets held for sale		1,179
Total	9,111	13,114
Non-current liabilities
Loans and borrowings	14,463	20,786
Other financial liabilities	2,711	2,894
Taxes payable	3,917	4,890
Deferred income taxes	1,532	1,719
Provisions	7,095	7,027
Liabilities related to associates and joint ventures	832	670
Deferred revenue - Gold stream	1,603	1,849
Others	2,094	1,463
Total non current liabilities	34,247	41,298
Total liabilities	43,358	54,412
Stockholders' equity
Equity attributable to Vale's stockholders	43,985	43,458
Equity attributable to noncontrolling interests	847	1,314
Total stockholders' equity	44,832	44,772
Total liabilities and stockholders' equity	$ 88,190	$ 99,184